NET INCOME (LOSS) PER SHARE AND PER ADS (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Numerator:
Net income (loss) attributable to IFM Investments Limited	$ (13,713)	(83,020)	(53,511)	(336,515)
Numerator for basic net income (loss) per share	(13,713)	(83,020)	(53,511)	(336,515)
Numerator for diluted net income (loss) per share		(83,020)	(53,511)	(336,515)
Denominator:
Weighted-average shares-basic	668,198,000	668,198,000	667,672,000	668,291,000
Weighted averages shares-diluted	668,198,000	668,198,000	667,672,000	668,291,000
Net loss per share, basic (in dollars per share)	$ (0.02)	(0.12)	(0.08)	(0.50)
Net loss per share, diluted (in dollars per share)	$ (0.02)	(0.12)	(0.08)	(0.50)
Net loss per ADS, basic	$ (0.92)	(5.59)	(3.61)	(22.66)
Net loss per ADS, diluted	$ (0.92)	(5.59)	(3.61)	(22.66)
Diluted earnings (loss) per share that does not include instruments whose inclusion would be anti-dilutive
Shares of stock options not included in calculating diluted EPS	40,400,000	40,400,000	39,100,000	40,500,000